DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2018
DERIVATIVES [Abstract]
Designated Derivative Assets
As of December 31, 2018, the Company had the following designated derivative instruments classified as derivative assets on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Gain Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	8	11/9/21 -6/11/23	0.99% -4.30%	$205,540	$3,013	$2,529	$(87)
Accrued interest				—	46	—	—
Sub-total	8			$205,540	$3,059	$2,529	$(87)

Type	Quantity	Maturity Date	Contracted Fixed Conversion Rate to U.S. Dollar	Total Contracted USD to be Received	Credit Risk Adjusted Fair Value	Gain Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Cross currency swap contract	1	11/26/25	1 EURO to $1.3068	$68,494	$2,704	$2,366	$—
Accrued rent				—	17	—	—
Sub-total	1			$68,494	$2,721	$2,366	$—
Total – designated derivative assets	9				5,780	4,895	(87)

Designated Derivative Liabilities
As of December 31, 2018, the Company had the following designated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contracts	26	2/15/22- 12/8/25	2.50%- 3.13%	$615,570	$(7,621)	$(5,906)	$(366)
Accrued interest				—	(347)	—	—
Total – designated derivative liabilities	26			$615,570	$(7,968)	$(5,906)	$(366)

Dedesignated Derivative Assets and Liabilities
As of December 31, 2018, the Company had one dedesignated derivative instrument classified as a derivative asset on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Gain Recognized into Earnings
Interest rate swap contracts	1	12/14/20	2.25%	$55,439	$144	$132
Accrued interest				—	5	—
Total – dedesignated derivative assets	1			$55,439	$149	$132

As of December 31, 2018, the Company had one dedesignated derivative instrument classified as a derivative liability on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Gain Recognized into Earnings
Interest rate swap contract	1	2/9/19	3.47%	$262,734	$(256)	$906
Accrued interest				—	(334)	—
Total – dedesignated derivative liability	1			$262,734	$(590)	$906